FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Schedule of Financial Assets at Fair Value Profit or Loss

The FARL shares comprising the Equity Investment were recognized as financial assets at fair value through profit or loss as they were held for trading at December 31, 2020.

	2019	2020	2020
	CNY	CNY	US$

Listed equity investment, at fair value	—	138,674	21,234

Schedule of Movements of Financial Assets at Fair Value

The movements of financial assets at fair value through profit or loss are as follows:

	2019	2020	2020
	CNY	CNY	US$
As of January 1	—	—	—
Upon initial recognition of the Equity Investment	—	107,340	16,436
Fair value adjustment (Note 11)	—	31,334	4,798

As of December 31	—	138,674	21,234